Prepayments and Other Assets, Net - Schedule of Loans Receivable, Net (Details) - Loan Receivable [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, gross	¥ 675	¥ 13,643
Less: allowance for credit losses	(7)	(4,766)
Loans receivable, net	668	8,877
Current Portion	668	8,877
Total loans receivable, net	668	8,877
Secured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, gross		6,719
Unsecured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, gross	¥ 675	¥ 6,924